                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-0261

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome

       In this update, you'll learn about how your fund performed during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund units may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

------------------------------------------
AVERAGE ANNUAL           W/O SALES CHARGES
TOTAL RETURNS             since 12/16/76

Since Inception               12.12%

10-year                       10.88

5-year                         1.27

1-year                        -4.80

6-month                        8.67
------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund units, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund units. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Figures shown above assume reinvestment of all dividends and capital gains.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  98.8%
AEROSPACE & DEFENSE  0.6%
Honeywell International, Inc. ..............................   12,528   $   336,377
                                                                        -----------

ALUMINUM  0.6%
Alcan, Inc. (Canada)........................................   10,774       337,118
                                                                        -----------

AUTO PARTS & EQUIPMENT  0.3%
Dana Corp. .................................................   13,677       158,106
                                                                        -----------

COMPUTER HARDWARE  2.1%
International Business Machines Corp. ......................   15,016     1,238,820
                                                                        -----------

CONSTRUCTION & ENGINEERING  0.7%
Fluor Corp. ................................................   12,831       431,635
                                                                        -----------

DIVERSIFIED BANKS  1.2%
HSBC Holdings PLC--ADR (United Kingdom).....................   11,434       675,864
                                                                        -----------

DIVERSIFIED METALS & MINING  0.3%
Massey Energy Corp. ........................................   12,831       168,728
                                                                        -----------

FOREST PRODUCTS  0.5%
Louisiana-Pacific Corp. (a).................................   25,970       281,515
                                                                        -----------

HEALTH CARE DISTRIBUTORS  0.2%
Cardinal Health, Inc. ......................................    1,867       120,048
                                                                        -----------
HEALTH CARE EQUIPMENT  0.5%
Baxter International, Inc. .................................   10,000       260,000
Edwards Lifesciences Corp. (a)..............................    1,000        32,140
                                                                        -----------
                                                                            292,140
                                                                        -----------
INDUSTRIAL GASES  6.4%
Air Products & Chemicals, Inc. .............................   89,021     3,703,274
                                                                        -----------

INDUSTRIAL MACHINERY  1.0%
SPX Corp. (a)...............................................   13,648       601,331
                                                                        -----------

 2                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INTEGRATED OIL & GAS  9.6%
Amerada Hess Corp. .........................................   21,200   $ 1,042,616
BP Plc--ADR (United Kingdom)................................   33,876     1,423,469
Exxon Mobil Corp. ..........................................   86,639     3,111,206
                                                                        -----------
                                                                          5,577,291
                                                                        -----------
MULTI-LINE INSURANCE  4.0%
American International Group, Inc. .........................   41,688     2,300,344
                                                                        -----------

OFFICE ELECTRONICS  1.3%
IKON Office Solutions, Inc. ................................   86,993       774,238
                                                                        -----------

OIL & GAS DRILLING  0.1%
Transocean, Inc. (a)........................................    3,113        68,393
                                                                        -----------

OIL & GAS EQUIPMENT & SERVICES  4.0%
Baker Hughes, Inc. .........................................   25,634       860,533
Halliburton Co. ............................................   30,320       697,360
Schlumberger Ltd. ..........................................   16,080       764,925
                                                                        -----------
                                                                          2,322,818
                                                                        -----------
OIL & GAS EXPLORATION & PRODUCTION  2.3%
Apache Corp. ...............................................   13,173       857,035
Kerr-McGee Corp. ...........................................   10,900       488,320
                                                                        -----------
                                                                          1,345,355
                                                                        -----------
PACKAGED FOODS  4.5%
McCormick & Co., Inc. ......................................   96,518     2,625,290
                                                                        -----------

PAPER PRODUCTS  1.2%
Georgia-Pacific Corp. ......................................   37,376       708,275
                                                                        -----------

PHARMACEUTICALS  37.6%
Johnson & Johnson...........................................   78,636     4,065,481
Merck & Co., Inc. ..........................................   50,376     3,050,267
Pfizer, Inc. ...............................................  271,133     9,259,192
Schering-Plough Corp. ......................................  156,022     2,902,009
Wyeth.......................................................   56,000     2,550,800
                                                                        -----------
                                                                         21,827,749
                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS  1.1%
Plum Creek Timber Co., Inc. ................................   25,602       664,372
                                                                        -----------

RESTAURANTS  0.1%
Luby's Cafeterias, Inc. (a).................................   13,367        30,076
                                                                        -----------

SEMICONDUCTORS  13.9%
Intel Corp. ................................................  387,881     8,061,719
                                                                        -----------

See Notes to Financial Statements                                              3

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
SPECIALTY CHEMICALS  4.7%
International Flavors & Fragrances, Inc. ...................   49,712   $ 1,587,304
Lubrizol Corp. .............................................   37,620     1,165,844
                                                                        -----------
                                                                          2,753,148
                                                                        -----------
TOTAL LONG-TERM INVESTMENTS  98.8%
  (Cost $6,929,346)..................................................    57,404,024

REPURCHASE AGREEMENT  1.3%
BankAmerica Securities LLC ($741,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to
  be sold on 07/01/03 at $741,023) (Cost $741,000)...................       741,000
                                                                        -----------

TOTAL INVESTMENTS  100.1%
  (Cost $7,670,346)..................................................    58,145,024

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................       (62,213)
                                                                        -----------

NET ASSETS  100.0%...................................................   $58,082,811
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 4                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $7,670,346).........................  $58,145,024
Receivables:
  Dividends.................................................       57,106
  Interest..................................................           23
Other.......................................................       28,224
                                                              -----------
    Total Assets............................................   58,230,377
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       24,215
  Fund Shares Repurchased...................................        4,100
  Affiliates................................................        1,919
  Custodian Bank............................................          262
Managing General Partners' Retirement Plan..................       87,657
Accrued Expenses............................................       29,413
                                                              -----------
    Total Liabilities.......................................      147,566
                                                              -----------
NET ASSETS..................................................  $58,082,811
                                                              ===========
NET ASSETS ARE COMPRISED OF:
201,069 units of limited partnership interest...............  $57,066,189
3,443 units of non-managing general partnership interest....      977,172
139 units of managing general partnership interest..........       39,450
                                                              -----------
NET ASSETS..................................................  $58,082,811
                                                              ===========
NET ASSET VALUE PER UNIT ($58,082,811 divided by 204,651
  units of partnership interest outstanding)................  $    283.81
                                                              ===========

See Notes to Financial Statements                                              5

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,308)......  $   527,505
Interest....................................................        4,129
                                                              -----------
    Total Income............................................      531,634
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      139,368
Managing General Partners' Fees and Related Expenses........       16,011
Shareholder Reports.........................................       11,050
Custody.....................................................        5,399
Legal.......................................................        4,124
Other.......................................................       35,288
                                                              -----------
    Total Expenses..........................................      211,240
    Less Credits Earned on Cash Balances....................          150
                                                              -----------
    Net Expenses............................................      211,090
                                                              -----------
NET INVESTMENT INCOME.......................................  $   320,544
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 2,704,009
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   48,834,218
  End of the Period.........................................   50,474,678
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,640,460
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 4,344,469
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 4,665,013
                                                              ===========

 6                                             See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $   320,544         $    587,715
Net Realized Gain on Investments as a result of
  partner-in-kind redemptions.........................      2,704,009            7,450,777
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      1,640,460          (27,980,358)
                                                          -----------         ------------
Change in Net Assets from Operations..................      4,665,013          (19,941,866)

Distributions from Net Investment Income..............       (135,123)            (289,544)
                                                          -----------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      4,529,890          (20,231,410)
                                                          -----------         ------------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment........................................         20,661               50,714
Cost of Units Repurchased.............................     (2,925,575)          (8,037,767)
                                                          -----------         ------------

NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................     (2,904,914)          (7,987,053)
                                                          -----------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      1,624,976          (28,218,463)
NET ASSETS:
Beginning of the Period...............................     56,457,835           84,676,298
                                                          -----------         ------------
End of the Period.....................................    $58,082,811         $ 56,457,835
                                                          ===========         ============
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment............             79                  163
Units Repurchased.....................................        (11,065)             (24,560)
                                                          -----------         ------------
  Decrease in Partnership Units Outstanding...........        (10,986)             (24,397)
                                                          ===========         ============

See Notes to Financial Statements                                              7

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE UNIT OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX
                                MONTHS
                                ENDED                  YEAR ENDED DECEMBER 31, (A)
                               JUNE 30,    ---------------------------------------------------
                               2003 (A)     2002       2001       2000       1999       1998
                               ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................  $261.82     $352.77    $376.51    $348.41    $313.59    $243.54
                               -------     -------    -------    -------    -------    -------
  Net Investment Income......     1.52        2.60       2.40       1.85       1.77       2.01
  Net Realized and Unrealized
    Gain/Loss................    21.11      (92.27)    (24.86)     28.06      34.82      69.32
                               -------     -------    -------    -------    -------    -------
Total from Investment
  Operations.................    22.63      (89.67)    (22.46)     29.91      36.59      71.33
                               -------     -------    -------    -------    -------    -------
Less:
  Distributions from Net
    Investment Income........      .64        1.28       1.28       1.28       1.28       1.28
  Distributions from Net
    Realized Gain............      -0-         -0-        -0-        .53        .49        -0-
                               -------     -------    -------    -------    -------    -------
Total Distributions..........      .64        1.28       1.28       1.81       1.77       1.28
                               -------     -------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD.....................  $283.81     $261.82    $352.77    $376.51    $348.41    $313.59
                               =======     =======    =======    =======    =======    =======
Total Return (b).............    8.67%*    -25.47%     -5.97%      8.56%     11.48%     29.36%
Net Assets at End of the
  Period (In millions).......  $  58.1     $  56.5    $  84.7    $  94.8    $  94.2    $  87.9
Ratio of Expenses to Average
  Net Assets.................     .76%        .71%       .64%       .65%       .75%       .74%
Ratio of Net Investment
  Income to Average Net
  Assets.....................    1.15%        .85%       .68%       .45%       .53%       .73%
Portfolio Turnover...........       0%*         0%         0%         0%         0%         0%

*  Non-Annualized

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

 8                                             See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $ 3,673,702
                                                                ===========
Gross tax unrealized appreciation...........................    $54,471,322
Gross tax unrealized depreciation...........................            -0-
                                                                -----------
Net tax unrealized appreciation on investments..............    $54,471,322
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $150 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $4,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $5,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which is reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    Managing General Partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2003, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 340 and 3,103 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $2,762,996, respectively.

5. NET ASSETS

At June 30, 2003, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 7,608,133
Net unrealized appreciation on investments..................     50,474,678
                                                                -----------
Total net assets............................................    $58,082,811
                                                                ===========

MANAGING GENERAL PARTNERS AND
IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
THEODORE A. MYERS
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
PARTNER VOTES

The Annual Meeting of the Partners of the Fund was held on June 24, 2003, where partners voted on the election of Managing General Partners. With regards to the election of the following Managing General Partners of the Fund:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
David C. Arch...............................................  112,584              3,686
J. Miles Branagan...........................................  112,584              3,686
Jerry D. Choate.............................................  112,584              3,686
Rod Dammeyer................................................  112,584              3,686
Linda Hutton Heagy..........................................  112,584              3,686
R. Craig Kennedy............................................  112,584              3,686
Howard J. Kerr..............................................  112,584              3,686
Mitchell Merin..............................................  112,584              3,686
Theodore A. Myers...........................................  112,584              3,686
Jack E. Nelson..............................................  112,584              3,686
Richard F. Powers, III......................................  112,584              3,686
Hugo F. Sonnenschein........................................  112,584              3,686
Wayne W. Whalen.............................................  112,584              3,686
Suzanne H. Woolsey..........................................  112,584              3,686

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 EXCH SAR 8/03 11621H03-AP-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Van Kampen Exchange Fund
            --------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003